Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	May 22, 2013
R6 Shares | JPMorgan Total Bond Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Total Bond Plus Fund Class/Ticker: R6/* * The share class does not have an exchange ticker symbol because it currently is not offered to the general public.
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As part of its main investment strategy, the Fund invests in debt securities including corporate bonds, U.S. Treasury obligations, other U.S. government and agency securities, as well as asset-backed, mortgage-related and mortgage-backed securities. The Fund may invest in securities across the capital structure, including junior and mezzanine securities and foreign and emerging market debt securities, including those rated below investment grade (i.e., high yield or junk bonds) or the unrated equivalent.

The Fund’s name “Total Bond Plus” describes the Fund’s strategy of seeking total return by investing across the sectors and security types included in the Fund’s benchmark, the Barclays U.S. Aggregate Index, as well as extended sectors such as high yield, foreign and emerging market securities, including securities denominated in foreign currencies. The Fund will invest at least 80% of its Assets in bonds. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

As part of its principal investment strategy, the Fund invests in bonds structured as asset-backed securities, corporate debt securities, inflation-linked debt securities, mortgage-backed and mortgage-related securities, sovereign and supranational obligations, private placements, restricted securities and other unregistered securities, structured investments, U.S. government and U.S. government agency obligations, variable and floating rate instruments, commercial paper, and zero-coupon, pay-in-kind, and deferred payment securities.

The Fund’s average weighted maturity will ordinarily range between five and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Fund’s holdings in asset-backed, mortgage-backed and similar securities, the Fund’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions (also known as weighted average life).

The adviser may invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 70% of the Fund’s total assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the adviser to be of comparable quality. If more than one NRSRO rates a security, the security will be considered investment grade if at least one NRSRO assigns the security an investment grade rating. The balance of the Fund’s assets is not required to meet any minimum quality rating. Such securities may include bonds across the capital structure or capital securities that may have unique coupon and principal payment and loss provision terms. Such securities may include so-called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

The Fund may invest in forward settled mortgage securities including mortgage to-be-announced (mortgage TBAs) and “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. The Fund’s investments in mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and adjustable rate mortgages loans (ARMs). These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund expects to invest no more than 10% of its total assets in “sub-prime” mortgage-related securities at the time of purchase.

Up to 35% of the Fund’s net assets may be invested in securities issued by foreign entities, including securities denominated in foreign currencies (some of which may be below investment grade securities). Foreign entities include issuers ranging from foreign governments or their sovereign/local governmental agencies, supranational entities and companies that are incorporated outside the United States or U.S. affiliate of a foreign corporation, including securities from issuers in countries whose economies are less developed (emerging markets).

In addition to the mortgage TBAs and dollar rolls as described above, the Fund may utilize other relative value strategies involving credit-oriented trades, combinations of derivatives, and combinations of derivatives and fixed income securities. Derivatives are instruments that have a value based on another instrument, exchange rate or index. In addition to direct investments in securities, the Fund may use derivatives as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. The Fund may also use credit linked instruments or other credit derivatives, futures contracts, options, swaps including credit default, total return and interest rates and forward contracts as tools in the management of portfolio assets including duration and yield curve management. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies.

The adviser buys and sells investments for the Fund by evaluating the macroeconomic environment and determining the relative value of fixed income sectors and securities based on fundamental, quantitative and technical factors. In purchasing investments for the Fund, the adviser seeks to identify sectors and securities that it believes will perform well over different market conditions and will allocate into and out of sectors as return opportunities evolve. The adviser also evaluates and manages the interest rate sensitivity, or duration, of the Fund. Sectors and individual securities are selected after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, currency risk, liquidity risk and the complex legal and technical structure of the transactions. With respect to the below investment grade portion of the Fund, the adviser focuses on individual securities that provide a compelling risk/reward profile versus broader market opportunities. Generally, the adviser will sell a security when, based on credit analysis and the considerations described above, the adviser believes that there is better relative value available in the market in securities of comparable quality or when the adviser believes the issuer’s credit quality will deteriorate materially.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or counterparty will fail to make payments when due or default completely. In addition, the credit quality or securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages. Non-agency mortgage-related securities also bear the risk that the mortgage servicer has the ability to modify certain terms in the underlying mortgages in a manner that may primarily benefit the borrower rather than the Fund and could adversely affect the interests of the Fund, including but not limited to forgiving principal, extending maturity and modifying interest and other payments. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Such securities are subject to certain other risks including prepayment, contraction and call risks. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund will be exposed to additional risk to the extent that it uses inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities, including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal before maturity. There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different from the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for all Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, or substituted with an alternative index.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such companies. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standard of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.”

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s investments and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

High Yield Securities Risk. The Fund invests in securities including junk bonds, and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. High yield securities that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. The inability to dispose of these securities in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Derivatives Risk. The Fund may use derivatives, including options, futures contracts, foreign currency derivatives and swaps. Derivatives may be riskier than other investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
R6 Shares | JPMorgan Total Bond Plus Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.44%	[2]
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	232
1 Year	rr_ExpenseExampleNoRedemptionYear01	45
3 Years	rr_ExpenseExampleNoRedemptionYear03	232

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of the average daily net assets of Class R6 Shares. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.